Financial structure and financial costs - Variations of financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	$ 51,205	$ 47,813	$ 58,084
Cash changes	3,812	2,390	(14,147)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(1,201)	(207)	1,098
Non-cash changes, Foreign currency	2,000	(966)	443
Non-cash changes, Changes in fair value	560	(328)	4
Non-cash changes, Other	1,451	2,503	2,331
Balance as of the end of the period	57,827	51,205	47,813
Non-current financial debt and related financial instruments
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	41,228	38,083	42,533
Cash changes	7,965	7,532	130
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(1,176)	(262)	571
Non-cash changes, Foreign currency	615	(204)	44
Non-cash changes, Changes in fair value	434	(321)	10
Non-cash changes, Reclassification Non-current/Current	(4,591)	(5,740)	(7,186)
Non-cash changes, Other	1,250	2,140	1,981
Balance as of the end of the period	45,725	41,228	38,083
Non-current financial assets
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	(2,305)	(2,395)	(2,731)
Cash changes	(16)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	40	37	(96)
Non-cash changes, Foreign currency	(105)	37	(21)
Non-cash changes, Changes in fair value	(159)	132	353
Non-cash changes, Reclassification Non-current/Current	350	340	387
Non-cash changes, Other	(1,075)	(456)	(287)
Balance as of the end of the period	(3,270)	(2,305)	(2,395)
Non-current financial debt
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	43,533	40,478	45,264
Cash changes	7,981	7,532	130
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(1,216)	(299)	667
Non-cash changes, Foreign currency	720	(241)	65
Non-cash changes, Changes in fair value	593	(453)	(343)
Non-cash changes, Reclassification Non-current/Current	(4,941)	(6,080)	(7,573)
Non-cash changes, Other	2,325	2,596	2,268
Balance as of the end of the period	48,995	43,533	40,478
Current financial debt and related financial instruments
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	9,933	9,420	15,589
Cash changes	(4,153)	(5,142)	(14,277)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(143)	316	186
Non-cash changes, Foreign currency	1,382	(757)	392
Non-cash changes, Changes in fair value	126	(7)	(6)
Non-cash changes, Reclassification Non-current/Current	4,591	5,740	7,186
Non-cash changes, Other	201	363	350
Balance as of the end of the period	11,937	9,933	9,420
Current financial assets
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	(755)	(616)	(401)
Cash changes	593	609	383
Non-cash changes, Change in scope, including IFRS 5 reclassifications	30	(2)	(1)
Non-cash changes, Foreign currency	(40)	20	(8)
Non-cash changes, Changes in fair value	164	(107)	(68)
Non-cash changes, Reclassification Non-current/Current	(350)	(340)	(387)
Non-cash changes, Other	(131)	(319)	(134)
Balance as of the end of the period	(489)	(755)	(616)
Current borrowings
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	10,024	9,590	15,502
Cash changes	(4,746)	(5,751)	(14,660)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(172)	321	181
Non-cash changes, Foreign currency	1,395	(760)	389
Non-cash changes, Changes in fair value	264	(138)	121
Non-cash changes, Reclassification Non-current/Current	4,941	6,080	7,573
Non-cash changes, Other	332	682	484
Balance as of the end of the period	12,038	10,024	9,590
Other current financial liabilities
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	664	446	488
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(1)	(3)	6
Non-cash changes, Foreign currency	27	(17)	11
Non-cash changes, Changes in fair value	(302)	238	(59)
Balance as of the end of the period	388	664	446
Financial liabilities and financial assets classified as held for sale
Financial structure, financial costs and financial instruments
Balance as of the beginning of the period	44	310	(38)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	118	(261)	341
Non-cash changes, Foreign currency	3	(5)	7
Balance as of the end of the period	$ 165	$ 44	$ 310